Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Income Tax Examination [Line Items]
Effective tax rate	10.00%	(12.00%)	(109.00%)	16.00%	(76.00%)	(10.00%)
U.S. statutory corporate income tax rate			21.00%		21.00%
Valuation allowances decreased					$ 99
Liability uncertain tax positions would impact the effective tax rate			$ 27		8
Accrued potential interest and penalties			17		6
Decrease in unrecognized tax benefits					(2)
U.S.
Income Tax Examination [Line Items]
Net operating loss carryforwards			$ 313		$ 213
Maximum
Income Tax Examination [Line Items]
U.S. statutory corporate income tax rate	21.00%